As filed with the Securities and Exchange Commission on May 27, 2016

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                             MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2016 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 99.77%                       $ 61,653,862
            =========================================================
            (Cost $52,146,000)

            APPAREL CLOTHING - 9.06%                        5,596,691
            ---------------------------------------------------------
47,425      NIKE, Inc. (Class B)                            2,915,215
31,610      Under Armour, Inc. (Class A)*                   2,681,476

            AUTOMOBILE MANUFACTURERS - 5.45%                3,369,577
            ---------------------------------------------------------
 14,665     Tesla Motors, Inc.*                             3,369,577

            BIOTECHNOLOGY - 0.00%                               2,498
            ---------------------------------------------------------
      5     Alexion Pharmaceuticals, Inc.*                        696
      5     Regeneron Pharmaceuticals, Inc.*                    1,802

            BUSINESS SOFTWARE & SERVICES - 14.57%           9,004,116
            ---------------------------------------------------------
 39,690     Microsoft Corp.                                 2,192,079
 50,760     Salesforce.com, Inc.*                           3,747,611
      5     ServiceNow, Inc.*                                     306
 62,610     Splunk, Inc.*                                   3,063,507
      5     Tableau Software, Inc. (Class A)*                     229
      5     Workday, Inc. (Class A)*                              384

            COMPUTER HARDWARE - 0.50%                         308,442
            ---------------------------------------------------------
  2,830     Apple, Inc.                                       308,442

            INTERNET SOCIAL MEDIA - 12.48%                  7,710,308
            ---------------------------------------------------------
 48,845     Facebook, Inc. (Class A)*                       5,573,214
      5     LinkedIn Corp. (Class A)*                             572
129,095     Twitter, Inc.*                                  2,136,522

            INTERNET SOFTWARE & SERVICES - 27.23%          16,824,233
            ---------------------------------------------------------
 38,945     Alibaba Group Holding Ltd. - ADR*               3,077,823
  7,265     Alphabet, Inc. (Class A)*                       5,542,469
  9,955     Amazon.com, Inc.*                               5,909,686
      5     Ctrip.com International Ltd. - ADR*                   221
 12,435     Expedia, Inc. (EXPE)                            1,340,742
      5     JD.com, Inc. - ADR*                                   133
      5     Netflix, Inc.*                                        511
 24,680     PayPal Holdings, Inc.*                            952,648





            NETWORKING EQUIPMENT - 9.95%                    6,147,945
            ---------------------------------------------------------
107,815     Cisco Systems, Inc.                             3,069,493
 18,870     Palo Alto Networks, Inc.*                       3,078,452

            SEMICONDUCTOR - 4.96%                           3,065,280
            ---------------------------------------------------------
 19,840     Broadcom Ltd.                                   3,065,280

            RESTAURANTS - 11.07%                            6,841,787
            ---------------------------------------------------------
      5     Chipotle Mexican Grill, Inc.*                       2,355
 34,540     McDonald's Corp.                                4,340,987
 41,850     Starbucks Corp.                                 2,498,445

            RETAIL - 4.50%                                  2,782,985
            ---------------------------------------------------------
 20,850     Home Depot, Inc.                                2,782,016
      5     ULTA Salon, Cosmetics & Fragrance, Inc.*              969


            EXCHANGE TRADED FUNDS - 0.00%                       1,284
            =========================================================
            (Cost $646)
      5     PowerShares QQQ                                       546
     10     ProShares Ultra QQQ                                   738


            TOTAL INVESTMENT SECURITIES - 99.77%           61,655,146
            =========================================================
            (Cost $52,146,646)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%     140,757
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 61,795,903
            =========================================================
            Equivalent to $16.77 per share


           *Non-income producing


The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments                  $ 52,146,646
                                       ==========
Gross unrealized appreciation           9,585,821
Gross unrealized depreciation             (77,321)
                                       ----------
Net unrealized appreciation          $  9,508,500


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


                             INVESTMENT VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


              SUMMARY OF FAIR VALUE EXPOSURE AT MARCH 31, 2016

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-cussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:



Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016:

                                       Level 1   Level 2   Level 3      Total
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Common Stocks
   Internet Software & Services   $  16,824,233     -        -   $  16,824,233
   Business Software & Services       9,004,116     -        -       9,004,116
   Internet Social Media              7,710,308     -        -       7,710,308
   Restaurants                        6,841,787     -        -       6,841,787
   Networking Equipment               6,147,945     -        -       6,147,945
   Apparel Clothing                   5,596,691     -        -       5,596,691
   Automobile Manufacturers           3,369,577     -        -       3,369,577
   Semiconductor                      3,065,280     -        -       3,065,280
   Retail                             2,782,985     -        -       2,782,985
   Computer Hardware                    308,442     -        -         308,442
   Biotechnology                          2,498     -        -           2,498
                                    ------------------------------------------
Total Common Stocks                  61,653,862     -        -      61,653,862

Exchange Traded Funds                     1,284     -        -           1,284
                                    ------------------------------------------
Total Investments                 $  61,655,146     -        -   $  61,655,146
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There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider trans-fers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value mea-surements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.